Acruence Active Hedge U.S. Equity ETF
Consolidated Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 95.5%		Shares	Value
Agriculture - 4.3%
Altria Group, Inc.		1,012	$52,918
Philip Morris International, Inc.		426	51,269
Universal Corp.		1,875	102,825
			207,012

Auto Manufacturers - 2.0%
Tesla, Inc. (a)		235	94,902

Banks - 19.9%
Atlantic Union Bankshares Corp.		2,483	94,056
Cadence Bank		4,684	161,364
Glacier Bancorp, Inc.		3,130	157,189
Heritage Financial Corp.		6,633	162,508
Home BancShares, Inc.		3,193	90,362
KeyCorp		9,471	162,333
Truist Financial Corp.		2,950	127,971
			955,783

Commercial Services - 4.9%
Affirm Holdings, Inc. – Class A (a)		1,383	84,225
Cintas Corp.		318	58,098
TransUnion		994	92,154
			234,477

Computers - 1.3%
International Business Machines Corp.		275	60,453

Diversified Financial Services - 4.9%
American Express Co.		294	87,256
Jefferies Financial Group, Inc.		1,190	93,296
Rocket Cos., Inc. - Class A (a)		4,896	55,129
			235,681

Electric - 6.3%
Brookfield Infrastructure Partners LP		3,644	115,843
NRG Energy, Inc.		1,022	92,205
Vistra Corp.		669	92,235
			300,283

Food - 1.5%
US Foods Holding Corp. (a)		1,087	73,329

Gas - 4.1%
NiSource, Inc.		1,554	57,125
Northwest Natural Holding Co.		1,570	62,109
UGI Corp.		2,675	75,515
			194,749

Healthcare - Products - 1.9%
Natera, Inc. (a)		591	93,555

Insurance - 8.8%
Fidelity National Financial, Inc.		1,078	60,519
Lincoln National Corp.		4,103	130,106
Old Republic International Corp.		3,164	114,505
Prudential Financial, Inc.		997	118,175
			423,305

Internet - 3.7%
Cogent Communications Holdings, Inc.		1,061	81,771
DoorDash, Inc. - Class A (a)		566	94,947
			176,718

Machinery - Construction & Mining - 1.8%
Vertiv Holdings Co. - Class A		771	87,593

Miscellaneous Manufacturers - 1.9%
Axon Enterprise, Inc. (a)		154	91,525

Packaging & Containers - 1.4%
Packaging Corp. of America		299	67,314

Pipelines - 1.8%
Enterprise Products Partners L.P.		2,709	84,954

Private Equity - 2.7%
Blackstone, Inc.		383	66,037
KKR & Co., Inc.		443	65,524
			131,561

Retail - 3.5%
Best Buy Co., Inc.		1,007	86,401
Walmart, Inc.		889	80,321
			166,722

Semiconductors - 7.3%
Broadcom, Inc.		1,110	257,342
NVIDIA Corp.		682	91,586
			348,928

Software - 10.1%
AppLovin Corp. - Class A (a)		296	95,854
Fair Isaac Corp. (a)		46	91,583
MicroStrategy, Inc. - Class A (a)		244	70,667
Oracle Corp.		390	64,990
Palantir Technologies, Inc. - Class A (a)		1,204	91,058
Salesforce, Inc.		205	68,538
			482,690

Telecommunications - 1.4%
AT&T, Inc.		3,015	68,652
TOTAL COMMON STOCKS (Cost $4,438,603)			4,580,186

REAL ESTATE INVESTMENT TRUSTS - 1.7%
Real Estate Investment Trusts (REITs) - 1.7%
Iron Mountain, Inc.		798	83,878
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $88,817)			83,878

PURCHASED OPTIONS - 1.2%	Notional Amount	Contracts
Call Options - 1.2%			$–
CBOE Volatility Index, Expiration: 01/22/2025; Exercise Price: $25.00 (b)(c)	$ 1,445,255	833	57,060
TOTAL PURCHASED OPTIONS (Cost $58,493)			57,060

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%		Shares
First American Government Obligations Fund - Class X, 4.41% (d)		99,977	99,977
TOTAL SHORT-TERM INVESTMENTS (Cost $99,977)			99,977

TOTAL INVESTMENTS - 100.5% (Cost $4,685,890)			4,821,101
Liabilities in Excess of Other Assets - (0.5)%			(23,564)
TOTAL NET ASSETS - 100.0%			$4,797,537
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Acruence Active Hedge U.S. Equity ETF
Consolidated Schedule of Written Options
December 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.7)%	Notional Amount	Contracts	Value
Call Options - (0.7)%
CBOE Volatility Index, Expiration: 01/22/2025; Exercise Price: $35.00 (a)(b)	$(1,445,255)	(833)	$(35,819)
TOTAL WRITTEN OPTIONS (Premiums received $33,137)			$(35,819)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Acruence Active Hedge U.S. Equity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$4,580,186	$–	$–	$4,580,186
Real Estate Investment Trusts	83,878	–	–	83,878
Purchased Options	–	57,060	–	57,060
Money Market Funds	99,977	–	–	99,977
Total Investments	$4,764,041	$57,060	$–	$4,821,101

Liabilities:
Investments:
Written Options	$–	$(35,819)	$–	$(35,819)
Total Investments	$–	$(35,819)	$–	$(35,819)

Refer to the Schedule of Investments for further disaggregation of investment categories.